Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives	12 Months Ended
Sep. 30, 2021
Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Useful life	20 years
Minimum [Member] | Machinery and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Useful life	5 years
Minimum [Member] | Automobiles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Useful life	3 years
Minimum [Member] | Office and electric equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Useful life	3 years
Maximum [Member] | Machinery and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Useful life	10 years
Maximum [Member] | Automobiles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Useful life	5 years
Maximum [Member] | Office and electric equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Useful life	5 years